Allowance For Loan Losses (Schedule Of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 contract	Dec. 31, 2013 contract
Financing Receivable, Modifications [Line Items]
Accruing	$ 22,955	$ 23,381
Non-Accruing	560	1,707
Total	23,515	25,088
Number of Contracts	46	57
Pre-modification Outstanding Recorded Investment	3,020	6,166
Post-modification Outstanding Recorded Investment	3,020	6,161
Commercial And Industrial
Financing Receivable, Modifications [Line Items]
Accruing	73	88
Non-Accruing	0	0
Total	73	88
Number of Contracts	0	1
Pre-modification Outstanding Recorded Investment	0	88
Post-modification Outstanding Recorded Investment	0	88
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Accruing	2,263	1,783
Non-Accruing	0	0
Total	2,263	1,783
Number of Contracts	1	3
Pre-modification Outstanding Recorded Investment	428	1,564
Post-modification Outstanding Recorded Investment	428	1,559
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Accruing	17,946	18,651
Non-Accruing	545	1,693
Total	18,491	20,344
Number of Contracts	35	36
Pre-modification Outstanding Recorded Investment	2,381	4,041
Post-modification Outstanding Recorded Investment	2,381	4,041
Home equity - junior liens
Financing Receivable, Modifications [Line Items]
Accruing	2,673	2,859
Non-Accruing	15	14
Total	2,688	2,873
Number of Contracts	10	17
Pre-modification Outstanding Recorded Investment	211	473
Post-modification Outstanding Recorded Investment	211	473
Consumer Loan
Financing Receivable, Modifications [Line Items]
Accruing	0	0
Non-Accruing	0	0
Total	0	0
Number of Contracts	0	0
Pre-modification Outstanding Recorded Investment	0	0
Post-modification Outstanding Recorded Investment	$ 0	$ 0